Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Statement of financial position [abstract]
Summary of classification of borrowings

	As of December 31, 2023	As of December 31, 2022
Noncurrent
Borrowings	554,832	477,601

Total noncurrent	554,832	477,601

Current
Borrowings	61,223	71,731

Total current	61,223	71,731

Total Borrowings	616,055	549,332

Summary of maturities of borrowings (excluding lease liabilities) and exposure to interest rates
Below are the maturity dates of Company borrowings (excluding lease liabilities) and their exposure to interest rates:

	As of December 31, 2023	As of December 31, 2022
Fixed interest
Less than 1 year	60,373	48,588
From 1 to 2 years	81,900	154,895
From 2 to 5 years	392,550	232,279
Over 5 years	55,382	65,427

Total	590,205	501,189
Variable interest
Less than 1 year	850	23,143
From 1 to 2 years	—	—
From 2 to 5 years	25,000	25,000
Over 5 years	—	—

Total	25,850	48,143

Total Borrowings	616,055	549,332

Summary of detailed information about borrowings
The carrying amount of borrowings as of December 31, 2023 and 2022 of the Company through its subsidiary Vista Argentina, is as follows:

Company	Execution date	Currency	Principal	Interest	Annual rate		Maturity date	As of December 31, 2023		As of December 31, 2022
Banco Galicia, Banco Itaú Unibanco, Banco Santander Rio and Citibank NA (1)	July, 2018	USD	150,000	Variable	LIBO R + 4.50%		July, 2023	—		69,121
			150,000	Fixed	8.00%
Santander International	January, 2021	USD	11,700	Fixed	1.80%		January, 2026	68	(2) (4)	68	(2)
Santander International	July, 2021	USD	43,500	Fixed	2.05%		July, 2026	79	(2) (4)	79	(2)
Santander International	January, 2022	USD	13,500	Fixed	2.45%		January, 2027	28	(2) (4)	28	(2)
ConocoPhillips Company	January, 2022	USD	25,000	Variable	SOF R + 2.01	(3) %	September, 2026	25,850	(4)	25,594

					Total			26,025		94,890

Instrument	Execution date	Currency	Principal		Interest	Annual rate	Maturity date	As of December 31, 2023		As of December 31, 2022
ON III	February, 2020	USD	50,000		Fixed	3.50%	February, 2024	—	(1)	9,607
ON VI	December, 2020	USD-linked (2)	10,000		Fixed	3.24%	December, 2024	9,997	(5)	9,968
ON VII	March, 2021	USD	42,371	(3)	Fixed	4.25%	March, 2024	—		42,200
ON VIII	March, 2021	ARS	3,054,537	(4)	Fixed	2.73%	September, 2024	—	(1)	45,185
ON X	June, 2021	ARS	3,104,063	(4)	Fixed	4.00%	March, 2025	—	(1)	40,765
ON XI	August, 2021	USD-linked (2)	9,230		Fixed	3.48%	August, 2025	9,231	(5)	9,214
ON XII	August, 2021	USD-linked (2)	100,769		Fixed	5.85%	August, 2031	102,556	(5)	102,504
ON XIII	June, 2022	USD	43,500		Fixed	6.00%	August, 2024	43,458		43,211
ON XIV	November, 2022	USD	40,511		Fixed	6.25%	November, 2025	36,484		36,408
ON XV	December, 2022	USD	13,500		Fixed	4.00%	January, 2025	13,476	(5)	13,413

Instrument	Execution date	Currency		Principal		Interest	Annual rate	Maturity date	As of December 31, 2023		As of December 31, 2022
ON XVI	December, 2022	USD-linked	(2)	63,450		Fixed	0.00%	June, 2026	63,231		63,079
	May, 2023	USD-linked	(2)	40,785	(3)	Fixed	0.00%	June, 2026	40,525		—
ON XVII	December, 2022	USD-linked	(2)	39,118		Fixed	0.00%	December, 2026	38,948		38,888
ON XVIII	March, 2023	USD-linked	(2)	118,542		Fixed	0.00%	March, 2027	117,979		—
ON XIX	March, 2023	USD-linked	(2)	16,458		Fixed	1.00%	March, 2028	16,396	(5)	—
ON XX	June, 2023	USD		13,500		Fixed	4.50%	July, 2025	13,357	(5)	—
ON XXI	August, 2023	USD-linked	(2)	70,000		Fixed	0.99%	August, 2028	69,749	(5)	—
ON XXII	December, 2023	USD		14,669		Fixed	5.00%	June, 2026	14,643		—

								Total ON	590,030		454,442

							Total Borrowings		616,055		549,332

Summary of reconciliation of liabilities arising from financing activities
Changes in the borrowings were as follows:

	As of December 31, 2023	As of December 31, 2022
Amounts at beginning of year	549,332	610,973
Proceeds from borrowings (1)	358,954	228,614
Borrowings interest (2) (Note 11.2)	21,879	28,886
Payment of borrowing cost	(1,779)	(1,670)
Payment of interest	(22,993)	(34,430)
Payment of principal (1)	(252,284)	(294,917)
Amortized cost (2) (Note 11.3)	1,810	2,365
Remeasurement in borrowings (2) (3) (Note 11.3)	72,044	52,817
Changes in foreign exchange rate (2) (3)	(111,727)	(45,821)
Other financial expense (2) (Note 11.3)	819	2,515

Amounts at end of year	616,055	549,332

(1)
As of December 31, 2023, borrowings received, and principal payments include 40,785 related to the ON swapping mentioned in Note 18.1. These transactions did not generate cash flows. As of December 31. 2022, borrowings received, and principal payments include 99,826 related to the ON swapping mentioned in Note 18.1. These transactions did not generate cash flows.

(2)	These transactions did not generate cash flows.
(3)	Related to ON VIII and X, which amounts were in UVA and adjusted by CER. As of December 31, 2023, they were pre- settled by the Company.

Summary of financial instruments by category
The following chart includes the financial instruments broken down by category:

As of December 31, 2023	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value	Total financial assets/liabilities
Assets
Plan assets (Note 23)	—	5,438	5,438
Trade and other receivables (Note 17)	3,284	—	3,284

Total noncurrent financial assets	3,284	5,438	8,722

Cash, bank balances and other short-term investments (Note 20)	35,292	156,163	191,455
Trade and other receivables (Note 17)	76,171	—	76,171

Total current financial assets	111,463	156,163	267,626

Liabilities
Borrowings (Note 18.1)	554,832	—	554,832
Lease liabilities (Note 15)	35,600	—	35,600

Total noncurrent financial liabilities	590,432	—	590,432

Borrowings (Note 18.1)	61,223	—	61,223
Trade and other payables (Note 26)	205,055	—	205,055
Lease liabilities (Note 15)	34,868	—	34,868

Total current financial liabilities	301,146	—	301,146

As of December 31, 2022	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value	Total financial assets/liabilities
Assets
Plan assets (Note 23)	—	5,703	5,703
Trade and other receivables (Note 17)	801	—	801

Total noncurrent financial assets	801	5,703	6,504

Cash, bank balances and other short-term investments (Note 20)	17,606	202,869	220,475
Trade and other receivables (Note 17)	50,048	—	50,048

Total current financial assets	67,654	202,869	270,523

Liabilities
Borrowings (Note 18.1)	477,601	—	477,601
Lease liabilities (Note 15)	20,644	—	20,644

Total noncurrent financial liabilities	498,245	—	498,245

Borrowings (Note 18.1)	71,731	—	71,731
Trade and other payables (Note 26)	221,013	—	221,013
Lease liabilities (Note 15)	8,550	—	8,550

Total current financial liabilities	301,294	—	301,294

Summary of financial income and expense
Below are income, expenses, profit, or loss from each financial instrument:
For the year ended December 31, 2023:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value	Total financial assets/liabilities
Interest income (Note 11.1)	1,235	—	1,235
Interest expense (Note 11.2)	(21,879)	—	(21,879)
Amortized cost (Note 11.3)	(1,810)	—	(1,810)
Net changes in foreign exchange rate (Note 11.3)	18,458	—	18,458
Discount of assets and liabilities at present value (Note 11.3)	2,137	—	2,137
Changes in the fair value of financial assets (Note 11.3)	—	19,437	19,437
Interest expense on lease liabilities (Note 11.3)	(2,894)	—	(2,894)
Discount for well plugging and abandonment (Note 11.3)	(2,387)	—	(2,387)
Remeasurement in borrowings (Note 11.3)	(72,044)	—	(72,044)
Other (Note 11.3)	(26,381)	—	(26,381)

Total	(105,565)	19,437	(86,128)

For the year ended December 31, 2022:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value	Total financial assets/liabilities
Interest income (Note 11.1)	809	—	809
Interest expense (Note 11.2)	(28,886)	—	(28,886)
Amortized cost (Note 11.3)	(2,365)	—	(2,365)
Changes in the fair value of warrants (Note 11.3)	—	(30,350)	(30,350)
Net changes in foreign exchange rate (Note 11.3)	33,263	—	33,263
Discount of assets and liabilities at present value (Note 11.3)	(2,561)	—	(2,561)
Changes in the fair value of financial assets (Note 11.3)	—	(17,599)	(17,599)
Interest expense on lease liabilities (Note 11.3)	(1,925)	—	(1,925)
Discount for well plugging and abandonment (Note 11.3)	(2,444)	—	(2,444)
Remeasurement in borrowings (Note 11.3)	(52,817)	—	(52,817)
Other (Note 11.3)	9,242	—	9,242

Total	(47,684)	(47,949)	(95,633)

For the year ended December 31, 2021:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value	Total financial assets/liabilities
Interest income (Note 11.1)	65	—	65
Interest expense (Note 11.2)	(50,660)	—	(50,660)
Amortized cost (Note 11.3)	(4,164)	—	(4,164)
Changes in the fair value of warrants (Note 11.3)	—	(2,182)	(2,182)
Net changes in foreign exchange rate (Note 11.3)	14,328		14,328
Discount of assets and liabilities at present value (Note 11.3)	(2,300)		(2,300)
Changes in the fair value of financial assets (Note 11.3)	—	5,061	5,061
Interest expense on lease liabilities (Note 11.3)	(1,079)	—	(1,079)
Discount for well plugging and abandonment (Note 11.3)	(2,546)	—	(2,546)
Remeasurement in borrowings (Note 11.3)	(19,163)	—	(19,163)
Other (Note 11.3)	4,851	—	4,851

Total	(60,668)	2,879	(57,789)

Summary of financial assets measured at fair value
The following chart shows the Company’s financial assets measured at fair value as of December 31, 2023 and 2022:

As of December 31, 2023	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
Plan assets	5,438	—	—	5,438
Short-term investments	156,163	—	—	156,163

Total assets	161,601	—	—	161,601

As of December 31, 2022	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
Plan assets	5,703	—	—	5,703
Short-term investments	202,869	—	—	202,869

Total assets	208,572	—		208,572

Reconciliation of level 3 fair value measurements
Reconciliation of level 3 measurements at fair value:

	As of December 31, 2022	As of December 31, 2022
Amounts at beginning of year	2,544	362
Changes in the fair value of warrants (Note 11.3)	30,350	2,182
Other equity instruments (Note 18.3)	(32,894)	—

Amounts at end of year	—	2,544

Summary of fair value of liabilities

As of December 31, 2023	Carrying amount	Fair value	Level
Liabilities
Borrowings	616,055	516,699	2

Total liabilities	616,055	516,699

As of December 31, 2022	Carrying amount	Fair value	Level
Liabilities
Borrowings	549,332	459,122	2

Total liabilities	549,332	459,122

Summary of effect of change in foreign exchange rates

	As of December 31, 2023	As of December 31, 2022
Changes in government bonds	+/- 10%	+/- 10%
Effect on profit before income tax	374 / (374)	243 / (243)
Changes in mutual funds	+/- 10%	+/- 10%
Effect on profit before income tax	15,243 / (15,243)	20,044 / (20,044)

Summary of sensitivity analysis for types of market risk
The following chart shows the sensitivity to a modification in the exchange rate of ARS to USD while maintaining the remainder variables constant. Impact on profit before taxes is related to changes in the fair value of monetary assets and liabilities denominated in currencies other than the USD, the Company’s functional currency. The Company’s exposure to changes in foreign exchange rates for the remainder currencies is immaterial.

	As of December 31, 2023	As of December 31, 2022
Changes in exchange rate	+/- 10%	+/- 10%
Effect on profit before income taxes	658 / (658)	22,938 / (22,938)
Effect on equity before income taxes	658 / (658)	22,938 / (22,938)

Summary of detailed information about concentration of risk that arises from contracts within scope of IFRS 17

	As of December 31, 2023	As of December 31, 2022
Percentages to total trade receivables:
Customers
Raizen Argentina S.A.	41%	32%
PEMEX	21%	18%
ENAP Refinerías S.A.	18%	-%
Trafigura	7%	19%
Cinergia Chile S.p.a	1%	10%

	For the year ended December 31, 2023	For the year ended December 31, 2022
Percentages to revenue from contracts with customers per product:
Crude oil
Raizen Argentina S.A.	24%	20%
Trafigura	16%	26%
Trafigura Pte LTD	16%	21%
Valero Marketing and Supply Company	10%	8%
Repsol Trading USA Corp.	10%	-%
Natural gas
Cinergia Chile S.p.a	30%	22%
CAMMESA	8%	7%
Rafael G. Albanesi S.A.	6%	8%
Generación Mediterránea S.A.	-%	9%

Summary of credit risk exposure

As of December 31, 2023	To fall due	Less than 90 days	More than 90 days	Total
Gross amount at default of oil and gas accounts receivable	57,873	1,914	52	59,839
Expected credit losses	—	—	(52)	(52)

Net amount at default of oil and gas accounts receivable				59,787

As of December 31, 2022	To fall due	Less than 90 days	More than 90 days	Total

Gross amount at default of oil and gas accounts receivable
Expected credit losses	32,921	6,057	231	39,209
Net amount at default of oil and gas accounts receivable	—	—	(231)	(231)

				38,978

Summary of managing liquidity risk
Below is the assessment of the Company’s liquidity risk as of December 31, 2023, and 2022:

	As of December 31, 2023	As of December 31, 2022
Current assets	425,904	347,690
Current liabilities	359,386	408,344

Liquidity index	1.185	0.852

Summary of contractual undiscounted cash flows of financial liabilities
The amounts included in the table are no discounted contractual cash flows.

As of December 31, 2023	Financial liabilities except borrowings	Borrowings	Total
To fall due:
Less than 1 year	239,923	61,223	301,146
From 1 to 2 years	11,898	81,900	93,798
From 2 to 5 years	16,120	417,550	433,670
Over 5 years	7,582	55,382	62,964

Total	275,523	616,055	891,578

As of December 31, 2022	Financial liabilities except borrowings	Borrowings	Total
To fall due:
Less than 1 year	229,563	71,731	301,294
From 1 to 2 years	5,147	154,895	160,042
From 2 to 5 years	9,998	257,279	267,277
Over 5 years	5,499	65,427	70,926

Total	250,207	549,332	799,539